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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21654

                         Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
Pioneer Floating
                     Rate Trust
     NQ| August 31, 2014

Ticker Symbol:  PHD

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			SENIOR SECURED FLOATING RATE LOAN INTERESTS - 141.0% of Net Assets *(a)

			AUTOMOBILES & COMPONENTS - 10.8%
			Auto Parts & Equipment - 8.3%
2,895,508	BB-/Ba3		Allison Transmission, Inc., Term Loan B-3, 3.75%, 8/23/19	$2,889,628
2,078,626	B	+/B1	ARC Automotive Group, Inc., Term Loan, 6.0%, 11/15/18	2,089,020
2,709,779	B	+/B2	ASP HHI Acquisition Co., Inc., Additional Term Loan, 5.0%, 10/5/18	2,720,788
1,184,556	B	+/B2	Cooper Standard Intermediate Holdco 2 LLC, Term Loan, 4.0%, 4/4/21	1,180,854
785,000	NR/NR		Electrical Components International, Inc., Term Loan B, 5.75%, 5/28/21	793,341
1,634,324	NR/B2		Federal-Mogul Corp., Tranche C Term Loan (2014), 4.75%, 4/15/21	1,633,302
2,375,000	B/B1		Grede LLC (Grede ll LLC), Term Loan B, 4.75%, 6/2/21	2,378,959
2,000,000	B/B1		Henniges Automotive Holdings, Inc., Term Loan, 6.0%, 6/12/21	2,025,000
1,200,000	B/B2		Jason, Inc., Term Loan, 5.5%, 6/30/21	1,207,500
1,700,000	B+/Ba2		Key Safety Systems, Inc., Initial Term Loan, 3.75%, 8/29/21	1,703,188
3,253,984	B	+/B1	Metaldyne LLC, USD Term Loan 2014, 4.25%, 12/18/18	3,259,408
1,210,416	BB-/B1		TI Group Automotive Systems LLC, Additional Term Loan, 4.25%, 7/2/21	1,210,416
2,518,252	B+/Ba3		Tower Automotive Holdings USA, LLC, Refinancing Term Loan, 4.0%, 4/23/20	2,511,171
1,085,625	B/Ba3		UCI International, Inc., (United Components), Term Loan, 5.5%, 7/26/17	1,088,339
				$26,690,914
			Automobile Manufacturers - 1.3%
3,269,287	BB+/Ba1		Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17	$3,271,330
800,000	B	+/B1	Visteon Corp., Initial Term Loan, 3.5%, 4/9/21	793,625
				$4,064,955
			Tires & Rubber - 1.2%
997,976	CCC+/B2		American Tire Distributors, Inc., New 2014 Initial Term Loan, 5.75%, 6/1/18	$997,976
3,000,000	BB/Ba1		Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19	3,013,725
				$4,011,701
			Total Automobiles & Components	$34,767,570

			BANKS - 0.4%
			Thrifts & Mortgage Finance - 0.4%
1,285,482	B	+/B1	Ocwen Loan Servicing, Initial Term Loan, 5.0%, 2/15/18	$1,272,306

			Total Banks	$1,272,306

			CAPITAL GOODS - 11.6%
			Aerospace & Defense - 3.8%
1,149,659	B	+/B1	Accudyne Industries Borrower S.C.A./Accudyne Industries LLC, Refinancing Term Loan, 4.0%, 12/13/19	$1,146,905
605,474	B-/B2		Cadence Aerospace Finance, Inc., Term Loan, 6.5%, 5/9/18	607,745

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Aerospace & Defense
735,906	B/Ba3		CPI International, Inc., Term B Loan, 4.25%, 11/17/17	735,101
409,432	B	+/B2	DAE Aviation Holdings, Inc., Tranche B-1 Loan, 5.0%, 11/2/18	411,735
169,605	B/B2		DAE Aviation Holdings, Inc., Tranche B-2 Loan, 5.0%, 11/2/18	170,665
1,647,150	BBB-/Ba2		Digitalglobe, Inc., Term Loan, 3.75%, 1/31/20	1,645,289
875,512	B+/Ba3		DynCorp International, Inc., Term Loan, 6.25%, 7/7/16	875,730
251,938	CCC+/Caa1		IAP Worldwide Services, Inc., First Lien Term Loan, 9.25%, 7/18/19	226,744
1,551,375	B/B1		Sequa Corp., Initial Term Loan, 5.25%, 6/19/17	1,520,833
1,523,373	B+/Ba3		SI Organization, Inc., The First Lien Initial Term Loan, 5.75%, 11/23/19	1,533,210
497,455	BB+/Ba1		Spirit Aerosystems, Inc., (fka Mid-Western Aircraft, Inc., and Onex Wind Finance LP), Term Loan B, 3.25%, 9/15/20	495,020
714,457	B/B1		TASC, Inc., First Lien Term Loan, 6.5%, 5/22/20	693,916
1,482,475	B/B1		WP Consolidated Precision Products Holdings LLC, First Lien Term Loan, 4.75%, 12/28/19	1,489,092
680,000	NR/NR		WP Consolidated Precision Products Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21	685,950
				$12,237,935
			Building Products - 2.8%
1,318,313	BB-/B1		Armstrong World Industries, Inc., Term Loan B, 3.5%, 3/15/20	$1,318,518
1,337,648	B/B2		Interline Brands, Inc., First Lien Term Loan, 4.0%, 3/17/21	1,326,501
927,000	NR/NR		Nortek, Inc., Loan, 3.75%, 10/30/20	924,875
319,200	B	+/B2	Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/21	314,412
496,250	B	+/B1	Quikrete Holdings, Inc., Initial First Lien Loan, 4.0%, 9/28/20	494,265
1,000,000	B-/B3		Quikrete Holdings, Inc., Initial Second Lien Loan, 7.0%, 3/26/21	1,013,125
1,715,164	BB-/B2		Summit Materials LLC, Term B Loan, 5.0%, 1/30/19	1,719,452
1,809,795	B	+/B1	Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18	1,809,795
				$8,920,943
			Construction & Farm Machinery & Heavy Trucks - 0.8%
478,800	BB+/Ba1		Manitowoc Co., Inc., Term Loan B, 3.25%, 1/3/21	$477,148
1,370,000	B/Ba3		Navistar, Inc., Tranche B, Term Loan, 5.75%, 8/17/17	1,383,403
803,539	NR/NR		Waupaca Foundry, Inc., Term Loan, 4.0%, 6/29/17	803,873
				$2,664,424
			Electrical Components & Equipment - 0.7%
1,026,367	BB-/Ba1		Pelican Products, Inc., First lien Tem Loan, 5.25%, 4/10/20	$1,031,499
1,192,168	BB+/Ba2		WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17	1,200,364
				$2,231,863
			Industrial Conglomerates - 0.8%
1,500,000	B-/Caa1		Filtration Group Corp., Second Lien Initial Term Loan, 8.25%, 11/22/21	$1,517,812
425,000	B	+/B2	Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/5/21	422,300
683,925	B/B1		Milacron LLC, Term Loan, 4.0%, 3/28/20	682,215
				$2,622,327
			Industrial Machinery - 2.5%
1,492,481	B/B1		Gardner Denver, Inc., Initial Dollar Term Loan, 4.25%, 7/30/20	$1,490,719

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Industrial Machinery
1,022,438	B/B1		Hampton Rubber Co., First Lien Term Loan, 5.0%, 3/27/21	1,028,401
2,103,660	B/B1		Ina Schaeffler, Facility E (USD), 3.75%, 5/15/20	2,103,283
1,675,000	B	+/B2	NN, Inc., Loan, 5.0%, 8/27/21	1,666,625
500,000	B	+/B3	Wastequip LLC, Term Loan, 4.5%, 8/9/19	501,250
1,101,125	BB-/Ba3		Xerium Technologies, Inc., New Term Loan, 5.75%, 5/17/19	1,106,631
				$7,896,909
			Trading Companies & Distributors - 0.2%
711,169	B+/Ba3		WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19	$712,057
			Total Capital Goods	$37,286,458

			COMMERCIAL & PROFESSIONAL SERVICES - 6.4%
			Diversified Support Services - 1.2%
1,067,925	B-/B3		InfoGroup, Inc., Term Loan B, 7.5%, 5/26/18	$1,010,525
714,348	B	+/B1	KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.5%, 3/11/21	712,710
1,500,000	CCC/Caa1		Language Line LLC, Second Lien Loan, 8.75%, 12/20/16	1,495,500
663,515	B-/B2		Language Line LLC, Tranche B Term Loan, 6.25%, 6/20/16	664,967
				$3,883,702
			Environmental & Facilities Services - 1.8%
595,466	B	+/B1	ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/9/19	$587,650
729,667	BB+/Baa3		Convata Energy Corp., Term Loan, 3.25%, 3/28/19	728,755
295,500	BBB/Ba1		Progressive Waste Solutions Ltd., Term B Loan, 3.0%, 10/24/19	296,608
492,500	B-/B2		Tervita Corp., (fka CCS Corp.),Term Loan, 6.25%, 5/15/18	494,347
1,250,000	BB+/Ba3		U.S. Ecology, Inc., Term Loan, 3.75%, 6/17/21	1,256,250
988,682	B	+/B1	Waste Industries USA, Inc., Term Loan B, 4.0%, 3/17/17	987,034
1,402,223	B	+/B1	WCA Waste Corp. (WCA Waste Systems, Inc.), Term Loan, 4.0%, 3/23/18	1,401,638
				$5,752,282
			Human Resource & Employment Services - 0.3%
950,739	BB-/Ba2		On Assignment, Inc., Initial Term B Loan, 3.5%, 5/15/20	$947,173
			Research & Consulting Services - 0.7%
1,500,000	CCC+/Caa1		Sourcehov LLC, Second Lien Term Loan, 8.75%, 4/30/19	$1,515,000
935,201	BB/Ba1		Wyle Services Corp., Term Loan, 5.0%, 5/23/21	938,416
				$2,453,416
			Security & Alarm Services - 2.4%
1,013,883	NR/NR		Allied Security Holdings LLC, Second Lien Closing Date Term Loan, 4.25%, 2/12/21	$1,008,338
1,089,041	CCC+/Caa1		AlliedBarton Security Services, Second Lien Term Loan, 8.0%, 8/13/21	1,084,050
100,077	B+/Ba3		Garda Security, Term B Delayed Draw Loan, 4.0%, 11/6/20	99,702
391,210	B+/Ba3		Garda Security, Term B Loan, 4.0%, 11/6/20	389,743
1,178,559	BB/Ba3		GEO Group, Inc., Term Loan, 3.25%, 4/3/20	1,178,191
2,365,790	B/Ba3		Monitronics International, Inc., 2013 Term Loan B, 4.25%, 3/23/18	2,369,857
1,488,115	B	+/B1	Protection One, Inc., 2012 Term Loan, 4.25%, 3/21/19	1,487,494
				$7,617,375
			Total Commercial & Professional Services	$20,653,948

Principal Amount USD ($)		S&P/Moody's Ratings			Value

				CONSUMER DURABLES & APPAREL - 3.8%
				Apparel, Accessories & Luxury Goods - 0.6%
785,000		B+/Ba3		Nine West Holdings, Inc., Initial Term Loan, 4.75%, 10/8/19	$786,963
1,240,554		B/B2		Renfro Corp., Tranche B Term Loan, 5.75%, 1/30/19	1,236,677
					$2,023,640
				Home Furnishings - 1.1%
2,044,460		B	+/B1	Serta Simmons Holdings LLC, Term Loan, 4.25%, 10/1/19	$2,047,494
1,429,148		BB/Ba3		Tempur Pedic International, Inc., Term Loan B, 3.5%, 3/18/20	1,425,575
					$3,473,069
				Homebuilding - 0.1%
1,000,000	(b)(c)(d)	NR/NR		WAICCS Las Vegas 3 LLC, First Lien Term Loan, 7.75%, 7/30/09	$335,000
4,500,000	(b)(c)(d)	NR/NR		WAICCS Las Vegas 3 LLC, Second Lien Term Loan, 13.25%, 7/30/09	22,505
					$357,505
				Housewares & Specialties - 1.2%
2,288,566		B	+/B1	Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.0%, 11/30/18	$2,287,852
1,579,025		B/B1		World Kitchen LLC, U.S. Term Loan, 5.5%, 3/4/19	1,563,235
					$3,851,087
				Leisure Products - 0.2%
569,121		B	+/B2	Bauer Performance Sports Ltd., Initial Term Loan, 4.0%, 4/15/21	$567,343
				Textiles - 0.6%
1,726,925		NR/NR		Klockner Pentaplast of America, Inc., Term Loan B-1, 4.75%, 12/21/16	$1,736,998
				Total Consumer Durables & Apparel	$12,009,642

				CONSUMER SERVICES - 10.8%
				Casinos & Gaming - 1.3%
1,045,654		B	+/B3	CityCenter Holdings LLC, Term B loan, 4.25%, 10/16/20	$1,046,177
167,144		BBB-/Ba2		Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20	166,923
1,477,500		BB/Ba2		MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.5%, 12/20/19	1,470,882
1,368,750		BBB-/Baa3		Seminole Tribe of Florida, Initial Term Loan, 3.0%, 4/29/20	1,365,115
					$4,049,097
				Education Services - 2.9%
3,475,813		B	+/B1	Bright Horizons Family Solutions LLC,Term B Loan, 5.0%, 1/30/20	$3,467,846
943,288		NR/NR		Houghton Mifflin Holdings, Inc., Term Loan, 4.25%, 5/22/18	946,235
1,481,014		B/B1		Laureate Education, Inc., Series 2018 Extended Term Loan, 5.0%, 6/15/18	1,444,914
1,478,826		B	+/B2	McGraw-Hill Global Education Holdings, LLC, Term B Loan Refinancing, 5.75%, 3/22/19	1,491,766
1,865,625		B	+/B2	McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19	1,874,953
					$9,225,714
				Hotels, Resorts & Cruise Lines - 0.7%
710,526		BB/Ba3		Hilton Worldwide Finance LLC, Initial Term Loan, 3.5%, 10/26/20	$706,678
1,466,859		B-/B3		Seven Sea Cruises S. DE R.L., Term B2 Loan, 3.75%, 12/21/18	1,452,190
					$2,158,868
				Internet Software & Services - 0.3%
982,538		B/B1		Sabre, Inc., Term B Loan, 4.0%, 2/19/19	$979,467
				Leisure Facilities - 1.4%
864,425		BBB-/Ba1		Cedar Fair, LP, U.S. Term Facility, 3.25%, 3/6/20	$867,878
2,250,000		B/B1		Fitness International LLC, Term B Loan, 5.5%, 7/1/20	2,244,375

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Leisure Facilities
1,506,816	BB+/Ba2		Six Flags Theme Parks, Inc., Tranche B Term Loan, 3.5%, 12/20/18	1,508,465
				$4,620,718
			Restaurants - 3.0%
1,102,365	BB/Ba3		Burger King Corp., 2012 Tranche B Term Loan, 3.75%, 9/28/19	$1,102,710
700,000	B/B2		Dave & Buster's, Inc., Term Loan, 4.5%, 7/25/20	699,708
204,934	BB-/Ba2		DineEquity, Inc., Term B-2 Loan, 3.75%, 10/19/17	205,702
2,466,083	B+/Ba3		Landry's, Inc., (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18	2,466,596
1,783,938	B/Ba3		NPC International, Inc., 2013 Term Loan, 4.0%, 12/28/18	1,752,719
2,000,000	B/B3		Red Lobster Management LLC, First Lien Initial Term Loan, 6.25%, 7/28/21	2,008,750
1,505,333	BB-/B1		Wendy's International, Inc., Term B Loan, 3.25%, 5/15/19	1,503,451
				$9,739,636
			Specialized Consumer Services - 1.2%
1,500,000	BB-/Ba2		Genex Holdings, Inc., First Lien Term B Loan, 5.25%, 5/28/21	$1,511,250
711,440	BB/B1		Learning Care Group (US) No. 2, Inc., Term Loan, 5.5%, 5/5/21	713,219
1,975,000	BB/Baa1		Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.0%, 4/2/20	1,561,484
				$3,785,953
			Total Consumer Services	$34,559,453

			DIVERSIFIED FINANCIALS - 3.7%
			Consumer Finance - 0.4%
1,396,500	B+/Ba3		Trans Union LLC, First Lien Term Loan B, 4.0%, 4/9/21	$1,393,358
			Investment Banking & Brokerage - 0.7%
1,210,288	B/B1		Duff & Phelps Corp., Initial Term Loan, 4.5%, 4/23/20	$1,211,548
744,375	NR/NR		Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.0%, 7/22/20	742,282
105,844	BB-/Ba2		LPL Holdings, Inc., 2013 Incremental Tranche B Term Loan, 3.25%, 3/29/19	105,116
				$2,058,946
			Other Diversified Financial Services - 2.3%
1,619,277	BBB/Ba2		AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%, 7/16/18	$1,617,590
325,000	B	+/B2	Delos Finance, S.à r.l., Term Loan, 3.5%, 3/6/21	324,025
868,533	BBB-/B1		Fly Funding II S.a.r.l., Term Loan, 4.5%, 8/9/19	873,961
1,490,566	B	+/B1	Harland Clarke Holdings Corp. (fka Clarke American Corp.), Tranche B-4 Term Loan, 6.0%, 8/4/19	1,510,689
2,029,500	B/B1		Livingston International, Inc., First Lien Initial Term B-1 Loan, 5.0%, 4/18/19	2,026,963
989,394	BB/Ba3		Ship Luxco 3 S.a.r.l. (RBS Worldpay), Facility B2A, 5.25%, 11/29/19	996,506
				$7,349,734
			Specialized Finance - 0.3%
975,000	B/Ba3		Expro Finservices S.à r.l., Initial Term Loan, 4.75%, 9/2/21	$979,066
			Total Diversified Financials	$11,781,104

			ENERGY - 6.7%
			Coal & Consumable Fuels - 0.5%
475,500	B+/Ba3		Foresight Energy LLC, Term Loan, 5.5%, 8/21/20	$479,952
783,333	CC/Ca		PT Bumi Resources Tbk, Term Loan, 18.159%, 11/7/14	470,000
877,527	B/B3		Walter Energy, Inc., Term Loan B, 7.25%, 4/2/18	836,628
				$1,786,580

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Integrated Oil & Gas - 0.9%
1,450,000	BB-/Ba3		Chief Exploration & Development, LLC, Second Lien Term Loan, 7.5%, 5/16/21	$1,457,250
892,494	CCC+/B2		ExGen Renewables, LLC, Term Loan, 5.25%, 2/6/21	905,882
476,077	BBB/Baa2		Glenn Pool Oil & Gas Trust 1, Term Loan, 4.5%, 5/2/16	477,267
				$2,840,399
			Oil & Gas Drilling - 1.4%
2,500,000	BB/Ba3		Jonah Energy LLC, Second Lien Initial Loan, 7.5%, 5/12/21	$2,512,500
987,500	B-/B3		Offshore Group Investment, Ltd., (Vantage Delaware Holdings LLC), Second Lien Term Loan, 5.75%, 3/28/19	986,060
1,089,000	B	+/B1	Pacific Drilling SA, Term Loan, 4.5%, 6/3/18	1,089,851
				$4,588,411
			Oil & Gas Equipment - 0.3%
925,350	B	+/B3	FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20	$929,302
			Oil & Gas Equipment & Services - 0.6%
370,909	B/B1		FTS International, Inc. (fka Frac Tech International, LLC) Initial Term Loan, 5.75%, 4/16/21	$373,807
1,500,000	B-/B3		Templar Energy LLC, Second Lien Loan, 8.0%, 11/25/20	1,485,000
				$1,858,807
			Oil & Gas Exploration & Production - 1.3%
1,516,667	B+/Ba3		EP Energy LLC, Tranche B-3 Term Loan, 3.5%, 5/24/18	$1,508,325
164,204	B-/B2		Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 7.125%, 9/30/20	167,882
894,621	BB-/Ba2		Fieldwood Energy LLC, Closing Date Term Loan, 3.875%, 9/28/18	895,292
1,600,000	B-/B1		Samson Investment Co., Tranche 1 Second Lien Term Loan, 5.0%, 9/25/18	1,586,142
				$4,157,641
			Oil & Gas Refining & Marketing - 1.5%
1,000,000	BB-/B1		CITGO Petroleum Corp., Term B Loan, 4.5%, 7/29/21	$1,006,875
1,650,000	NR/B2		Green Plains Processing LLC, Loan, 6.5%, 6/30/20	1,653,093
1,680,364	BB/Ba2		Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3.75%, 3/30/18	1,684,041
400,000	BB-/B1		Western Refining, Inc., Term Loan 2013, 3.25%, 11/12/20	400,417
				$4,744,426
			Oil & Gas Storage & Transportation - 0.2%
700,000	B/B1		Southcross Energy Partners, LP, Initial Term Loan, 5.25%, 8/4/21	$707,000
			Total Energy	$21,612,566

			FOOD & STAPLES RETAILING - 2.3%
			Drug Retail - 0.9%
1,745,000	B+/Ba3		Hearthside Group Holdings LLC, Term Loan, 4.5%, 6/2/21	$1,752,998
1,246,875	BB-/Ba3		Rite Aid Corp., Tranche 7 Term Loan, 3.5%, 2/21/20	1,242,199
				$2,995,197
			Food Distributors - 0.8%
2,475,000	B/B1		Mill US Acquisition First Lien Term Loan, 5.0%, 7/3/20	$2,470,874
			Food Retail - 0.6%
1,989,987	BB-/NR		Albertson's LLC, Term B-2 Loan, 4.75%, 3/21/19	$1,994,341
			Total Food & Staples Retailing	$7,460,412

			FOOD, BEVERAGE & TOBACCO - 4.7%
			Agricultural Products - 0.6%
989,999	B/Ba3		Arysta LifeScience SPC LLC, Initial First Lien Term Loan, 4.5%, 5/29/20	$991,360

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Agricultural Products
953,475	CCC+/Caa1		Arysta LifeScience SPC LLC, Initial Second Lien Term Loan, 8.25%, 11/30/20	964,996
				$1,956,356
			Packaged Foods & Meats - 4.1%
446,492	B/B1		AdvancePierre Foods, Inc., First Lien Term Loan, 5.75%, 7/10/17	$448,724
1,000,000	B	+/B1	Boulder Brands, Inc. (fka Smart Balance, Inc.), Term Loan, 4.5%, 7/9/20	1,003,625
1,425,816	B+/Ba2		Del Monte Corp., Initial Term Loan, 3.5%, 3/9/20	1,403,316
1,000,000	CCC+/Caa1		Del Monte Foods, Inc., Second Lien Initial Loan, 8.25%, 8/18/21	962,500
1,633,500	BB/Ba2		H.J. Heinz Co., Term B-2 Loan, 3.5%, 6/5/20	1,634,215
1,995,000	B-/NR		New Hostess Brands Acquisition LLC, Term B Loan, 6.75%, 4/9/20	2,054,850
1,945,801	BB/Ba3		Pinnacle Foods Finance LLC, New Term Loan G, 3.25%, 4/29/20	1,927,560
1,250,000	BB-/Ba1		Post Holdings, Inc., Series A Incremental Term Loan, 3.75%, 6/2/21	1,251,406
1,500,000	B/B1		Shearer's Foods LLC, First Lien Term Loan, 3.5%, 6/30/21	1,500,470
866,250	B	+/B2	Windsor Quality Food Co., Ltd., Term B Loan, 5.0%, 12/26/20	855,422
				$13,042,088
			Total Food, Beverage & Tobacco	$14,998,444

			HEALTH CARE EQUIPMENT & SERVICES - 12.0%
			Health Care Equipment - 0.5%
1,759,000	B/B2		Accellent, Inc. (Medical Device/UTI), Second Lien Term Loan, 7.5%, 3/11/22	$1,740,677
			Health Care Equipment & Services - 0.8%
1,589,293	BB/NR		Hologic, Inc., Refinancing Tranche B Term Loan, 3.25%, 8/1/19	$1,582,010
877,855	B/Ba3		Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.0%, 5/4/18	875,347
				$2,457,357
			Health Care Facilities - 2.2%
700,000	B-/Ba2		AmSurg Corp., Initial Term Loan, 3.75%, 7/16/21	$700,612
808,090	BB/Ba2		CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21	811,499
303,191	BB/Ba2		CHS/Community Health Systems, Inc., Extended Term Loan, 3.407%, 1/25/17	303,380
1,596,808	B/Ba3		Iasis Healthcare LLC, Term B-2 Loan, 4.5%, 5/3/18	1,599,603
1,088,257	B-/B2		Kindred Healthcare, Inc., New Term Loan, 4.0%, 4/9/21	1,083,496
1,569,872	BB-/Ba3		Regionalcare Hospital Partners, Inc., First Lien Term Loan, 6.0%, 4/23/19	1,585,571
439,005	B	+/B3	Select Medical Corp., Series Tranche B Term Loan, 5.0%, 6/1/18	436,810
493,750	B/B1		United Surgical Partners International, Inc., New Tranche B Term Loan, 4.75%, 4/3/19	494,614
				$7,015,585
			Health Care Services - 6.2%
622,385	B	+/B3	AccentCare, Inc., Term Loan, 6.5%, 12/22/16	$497,908
544,501	B+/Ba3		Alliance Healthcare Services, Inc., Initial Term Loan, 4.25%, 6/3/19	544,093
728,247	B	+/B1	Ardent Medical Services, Inc., First Lien Term Loan, 6.75%, 7/2/18	731,433
865,683	B+/Ba3		BSN Medical Luxembourg Holding, S.a.r.l. (P & F Capital), Facility Term Loan B-1A, 4.0%, 8/28/19	865,322

Principal Amount USD ($)		S&P/Moody's Ratings			Value

				Health Care Services
1,026,209	(e)	CCC/Caa2		CCS Medical, Inc., Second Lien Term Loan, 12.25% (7.0% PIK 5.25% cash), 3/31/16	846,622
888,984		BB/Ba1		DaVita HealthCare Partners, Inc., Term Loan B2, 3.5%, 6/24/21	888,425
1,182,217		B	+/B1	Emergency Medical Services Corp., Initial Term Loan, 4.0%, 5/25/18	1,181,356
2,574,344		B/B2		Gentiva Health Services, Inc., Initial Term Loan B, 6.5%, 10/18/19	2,579,573
1,269,319		B/B1		National Mentor Holdings, Inc., Tranche B Term Loan, 4.75%, 1/31/21	1,270,905
397,000		B/NR		National Surgical Hospitals, Inc., Term Loan, 5.25%, 8/1/19	400,722
700,000		B/B1		NVA Holdings, Inc., First Lien Term Loan, 4.75%, 8/14/21	701,167
1,845,248	(d)	D/NR		Rural/Metro Operating Co., LLC, First Lien Term Loan, 9.0% (1.0% PIK 8.0% cash), 6/30/18	1,762,212
1,000,000		B/B2		Sterigenics Holding Corp., Initial Term Loan, 4.5%, 8/6/21	999,167
1,237,500		B/B2		Steward Health Care System LLC, Term Loan, 6.75%, 4/10/20	1,229,766
550,875		B/B2		Surgery Center Holdings, Inc., First Lien Term Loan, 6.0%, 4/11/19	551,564
1,000,000		B/B1		Surgery Center Holdings, Inc., Initial Term Loan, 4.25%, 7/24/20	1,001,250
750,000		CCC+/Caa2		Surgery Center Holdings, Inc., Second Lien Term Loan, 9.75%, 4/10/20	750,937
1,437,757		CCC+/Caa1		U.S. Renal Care, Inc., Tranche First Lien B-2 Term Loan, 4.25%, 7/3/19	1,439,105
606,912		B-/B3		Valitas Health Services, Inc., Term Loan B, 6.0%, 6/2/17	581,118
1,638,208	(b)	B	+/B1	Virtual Radiologic Corp., Term Loan A, 7.75%, 12/22/16	1,236,847
					$20,059,492
				Health Care Supplies - 0.4%
706,384		B+/NR		Alere, Inc., Term Loan B, 5.5%, 6/30/17	$705,148
550,000		BB-/B1		Biomet, Inc., Dollar Term B Loan, 3.0%, 3/25/15	549,656
					$1,254,804
				Health Care Technology - 1.6%
888,536		B+/Ba3		ConvaTec, Inc., Dollar Term Loan, 4.0%, 12/22/16	$889,092
2,074,939		BB-/Ba3		Emdeon, Inc., Term B-2 Loan, 3.75%, 11/2/18	2,071,049
466,292		BB+/Ba3		MedAssets, Inc., Term B Loan, 4.0%, 12/13/19	465,414
1,012,644		CCC/Caa3		Medical Card System, Inc., Term Loan, 0.0%, 9/17/15	972,138
735,070		NR/Ba3		Truven Health Analytics, Inc., Tranche B Term Loan, 4.5%, 6/6/19	734,151
					$5,131,844
				Managed Health Care - 0.3%
504,351		B	+/B2	MMM Holdings, Inc., MMM Term Loan, 9.75%, 12/12/17	$507,503
366,677		B	+/B2	MSO of Puerto Rico, Inc., Term Loan, 9.75%, 12/12/17	368,052
					$875,555
				Total Health Care Equipment & Services	$38,535,314

				HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
				Household Products - 1.7%
198,000		B	+/B1	Berlin Packaging LLC, 2013 First Lien Term Loan, 4.75%, 4/2/19	$198,371
215,086		B/B1		Polarpak, Inc., Term Loan, 4.5%, 6/7/20	214,727
1,484,284		BB/Ba3		Spectrum Brands, Inc., Tranche C Term Loan, 3.5%, 9/4/19	1,479,460
1,403,256		BB-/B1		SRAM LLC, First Lien Term Loan, 4.0%, 4/10/20	1,387,470
413,840		B/B1		Waddington North America, Inc., Term Loan 2013, 4.5%, 6/7/20	413,151

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Household Products
1,871,998	B-/B2		Wash MultiFamily Laundry Systems LLC, U.S. Term Loan, 5.75%, 2/21/19	1,871,998
				$5,565,177
			Personal Products - 1.4%
2,094,571	BB-/NR		NBTY, Inc., B-2 Term Loan, 3.5%, 10/1/17	$2,089,990
743,265	BB-/B1		Party City Holdings Inc., 2014 Replacement Term Loan, 4.0%, 7/27/19	736,576
1,144,322	BB/Ba2		Prestige Brands, Inc., Term B-1 Loan, 3.75%, 1/31/19	1,142,892
475,000	B	+/B2	Prestige Brands, Inc., Term B-2 Loan, 3.5%, 9/3/21	478,266
				$4,447,724
			Total Household & Personal Products	$10,012,901

			INSURANCE - 2.7%
			Insurance Brokers - 0.3%
985,011	B/B1		AmWins Group LLC, Term Loan, 5.0%, 9/6/19	$986,653
			Life & Health Insurance - 0.3%
924,698	BB/Ba3		CNO Financial Group, Inc., Tranche B-2 Term Loan, 3.75%, 9/28/18	$924,976
			Multi-Line Insurance - 0.7%
1,224,590	B/B1		Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19	$1,223,815
995,000	B/B1		Hyperion Finance S.a.r.l., Term Loan, 5.75%, 10/17/19	993,756
				$2,217,571
			Property & Casualty Insurance - 1.4%
2,436,630	B/B2		Confie Seguros Holding II Co., First Lien Term Loan B, 5.75%, 11/9/18	$2,444,244
1,945,486	B/B1		USI, Inc., 2013 Initial Term Loan, 4.25%, 12/27/19	1,940,622
				$4,384,866
			Total Insurance	$8,514,066

			MATERIALS - 14.0%
			Aluminum - 1.7%
1,353,838	B/B2		Noranda Aluminum Acquisition Corp., Term Loan B, 5.75%, 2/28/19	$1,319,991
2,171,314	BB-/Ba2		Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17	2,168,600
1,890,500	B/B2		Turbocombustor Technology, Inc., Initial Term Loan, 5.5%, 12/2/20	1,901,134
				$5,389,725
			Commodity Chemicals - 1.2%
1,969,863	BB-/Ba3		AZ Chem US, Inc., First Lien Initial Term Loan, 4.5%, 6/11/21	$1,982,996
1,173,195	B	+/B1	Taminco Global Chemical Corp., Initial Tranche B-3 Dollar Term Loan, 3.25%, 2/15/19	1,167,329
815,803	BBB-/Ba2		Tronox Pigments (Netherlands) B.V., Closing Date Term Loan, 4.0%, 3/19/20	815,993
				$3,966,318
			Construction Materials - 0.2%
600,000	BB/B1		Penn Engineering & Manufacturing Corp., Tranche B Term Loan, 3.5%, 8/30/21	$600,873
			Diversified Chemicals - 2.1%
1,870,853	BB-/Ba3		Axalta Coating Systems Dutch Holding B B.V. & Axalta Coating Systems U.S. Holdings, Inc., Refinanced Term B Loan, 3.75%, 2/1/20	$1,862,929
638,626	BBB-/Ba1		Eagle Spinco, Inc., Term Loan, 3.5%, 1/28/17	639,823
1,838,250	B	+/B2	Nexeo Solutions LLC, Initial Term Loan, 5.0%, 9/8/17	1,835,379
700,000	NR/B1		Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Dollar Term Loan, 4.0%, 7/25/21	701,750
311,335	B/B1		Royal Adhesives and Sealants LLC, First Lien Term B Loan, 4.25%, 7/31/18	313,184

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Diversified Chemicals
1,332,592	B	+/B3	Univar, Inc., Term Loan B, 5.0%, 6/30/17	1,336,062
				$6,689,127
			Diversified Metals & Mining - 1.5%
2,948,956	BBB-/Baa3		FMG Resources (August 2006) Pty, Ltd. (FMG America Finance, Inc.), Term Loan, 3.75%, 6/30/19	$2,941,787
997,500	B/B2		Hi-Crush Partners LP Advance, 4.75%, 4/28/21	1,002,488
1,018,710	BB-/B1		U.S. Silica Co., Term Loan, 4.0%, 7/23/20	1,018,710
				$4,962,985
			Metal & Glass Containers - 0.8%
1,165,000	B-/B2		BWay Intermediate Company, Inc., Initial Term Loan, 5.5%, 8/14/20	$1,175,922
1,387,775	B/B1		Tank Holding Corp., Initial Term Loan, 5.5%, 7/9/19	1,385,519
				$2,561,441
			Paper Packaging - 0.7%
164,143	B	+/B2	Caraustar Industries, Inc., Term Loan, 7.5%, 5/1/19	$165,949
2,168,467	B	+/B2	Pro Mach, Inc., Term Loan, 4.5%, 7/6/17	2,173,888
				$2,339,837
			Paper Products - 2.4%
3,465,000	B+/Ba2		Appvion, Inc., Term Commitment, 5.75%, 6/28/19	$3,467,166
601,975	NR/NR		Exopack Holdings SA, USD Term Loan, 5.25%, 5/8/19	608,998
285,725	BB-/Ba3		Ranpak Corp., USD First Lien Term Loan, 4.5%, 4/23/19	287,153
3,500,000	B/B2		Wausau Paper Corp., Term Loan, 6.5%, 7/30/20	3,465,000
				$7,828,317
			Specialty Chemicals - 2.3%
1,815,636	BB+/Ba1		Chemtura Corp., New Term Loan, 3.5%, 8/29/16	$1,819,040
1,800,000	B+/Ba3		Ferro Corp., Term Loan, 4.0%, 7/30/21	1,797,750
151,603	BB+/Ba2		Huntsman International LLC, Extended Term B Loan, 2.697%, 4/19/17	151,337
1,000,000	B/Ba3		Macdermid, Inc., First Lien Tranche B Term Loan, 3.0%, 6/7/20	996,354
1,970,000	B/B1		PQ Corp., 2014 Term Loan, 4.0%, 8/7/17	1,970,175
610,792	BBB-/Ba2		W.R. Grace & Co., U.S. Term Loan, 3.0%, 2/3/21	609,711
				$7,344,367
			Steel - 1.1%
1,700,000	B/B3		Atkore International, Inc., First Lien Initial Term Loan, 4.5%, 4/9/21	$1,692,562
491,250	B/B1		Essar Steel Algoma, Inc., Term Loan, 10.25%, 9/19/14	493,399
878,347	BB-/B2		JMC Steel Group, Inc., Term Loan, 4.75%, 4/1/17	875,603
298,500	B-/Ba3		TMS International Corp., Term B Loan, 4.5%, 10/16/20	298,560
				$3,360,124
			Total Materials	$45,043,114

			MEDIA - 16.7%
			Advertising - 2.5%
1,385,459	B	+/B1	Acosta, Inc., 2013 Term Loan B, 5.5%, 3/2/18	$1,391,521
1,204,780	B/NR		Advantage Sales & Marketing, Inc., First Lien Initial Term Loan, 4.25%, 7/23/21	1,195,637
3,104,345	B/B1		Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18	3,081,925
2,019,250	B/B1		Crossmark Holdings, Inc., First Lien Term Loan, 4.5%, 12/20/19	2,002,844
399,229	B/B2		Getty Images, Inc., New Initial Term Loan, 4.75%, 10/18/19	378,075
				$8,050,002

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Broadcasting - 4.7%
414,700	BB+/Ba1		CBS Outdoor Americas Capital LLC (CBS Outdoor Americas Capital Corp.), Term Loan, 3.0%, 1/31/21	$411,886
640,000	BB+/Ba3		Checkout Holding Corp., First Lien Term B Loan, 4.5%, 4/9/21	631,467
1,000,000	B	+/B2	Checkout Holding Corp., Second Lien Initial Loan, 7.75%, 4/11/22	986,250
302,581	BB-/Ba3		Entercom Radio LLC, Term B-2 Loan, 4.0%, 11/23/18	302,884
598,396	BB/Ba3		Gray Television, Inc., Initial Term Loan, 3.75%, 6/13/21	597,573
599,757	B+/NR		Hubbard Radio LLC, First LienTerm Loan, 4.5%, 4/29/19	601,257
1,900,800	BB/Ba3		MCC Iowa LLC, Tranche H Term Loan, 3.25%, 1/29/21	1,876,447
2,130,411	B/B3		NEP/NCP Holdco, Inc., Incremental First Lien Term Loan, 4.25%, 1/22/20	2,122,089
915,167	B/B2		Salem Communications Corp., Term Loan, 4.5%, 3/13/20	911,163
1,000,000	BB+/Ba1		Sinclair Television Group, Inc., Incremental Tranche B-1 Term Loan, 3.5%, 7/30/21	1,000,415
1,028,589	BB+/Ba1		Sinclair Television Group, Inc., Tranche B Term Loan, 3.0%, 4/9/20	1,015,988
4,678,996	B	+/B2	Univision Communications, Inc., First-Lien Term Loan, 4.0%, 3/1/20	4,657,552
				$15,114,971
			Cable & Satellite - 6.4%
6,729,728	BB-/Ba2		Cequel Communications LLC, Term Loan, 3.5%, 2/14/19	$6,701,550
2,024,550	BB+/Baa3		Charter Communications Operating LLC, Term F Loan, 3.0%, 1/3/21	1,994,182
2,000,000	B/B1		Endemol, Term Loan, 6.75%, 8/11/21	1,956,250
249,373	B	+/B2	Learfield Communications, Inc., First Lien 2014 Replacement Term Loan, 4.5%, 10/9/20	249,997
685,000	CCC+/Caa2		Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21	695,275
1,719,375	BB/Ba3		MCC Iowa LLC, Tranche G Term Loan, 4.0%, 1/20/20	1,717,226
3,432,758	BB-/Ba3		Telesat Canada, U.S. Term B-2 Loan, 3.5%, 3/28/19	3,413,985
1,660,000	BB-/Ba3		Virgin Media Investment Holdings, Ltd., New Term Loan B, 3.5%, 6/7/20	1,640,287
2,219,347	B/B1		WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/1/19	2,224,896
				$20,593,648
			Movies & Entertainment - 2.5%
1,172,753	BB-/Ba2		AMC Entertainment, Inc., Initial Term Loan, 3.5%, 4/30/20	$1,169,611
1,237,500	B	+/B1	Aufinco Pty, Ltd./ U.S. Finco LLC (Hoyts Group), Term Loan B, 4.0%, 5/29/20	1,233,247
669,283	NR/Baa3		Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18	670,538
993,750	B/B2		Deluxe Entertainment Services Group Inc., Initial Term Loan, 6.5%, 2/28/20	872,015
1,000,000	NR/Baa2		Kasima LLC, Term Loan, 3.25%, 5/17/21	995,000
1,089,000	BB+/Ba1		Seminole Hard Rock Entertainment, Inc., Term Loan B, 3.5%, 5/14/20	1,076,749
2,047,031	BB-/Ba3		WMG Acquisitions Corp., Tranche B Refinancing Term Loan, 3.75%, 7/1/20	1,998,781
				$8,015,941
			Publishing - 0.6%
421,943	B/B2		Cengage Learning Acquisitions, Inc. (fka TL Acquisitions, Inc.), Term Loan, 7.0%, 3/31/20	$425,721
537,285	B	+/B1	Interactive Data Corp., Term Loan, 4.75%, 5/2/21	539,434
344,660	B/B2		Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19	347,029

Principal Amount USD ($)		S&P/Moody's Ratings			Value

				Publishing
470,805		NR/NR		MTL Publishing LLC, Term Loan B, 3.75%, 6/29/18	468,084
					$1,780,268
				Total Media	$53,554,830

				PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
				Biotechnology - 0.3%
926,074		BB+/Ba3		Alkermes, Inc., 2019 Term Loan, 3.5%, 9/25/19	$921,830
				Pharmaceuticals - 2.3%
3,397,366	(e)	NR/NR		Graceway Pharmaceuticals LLC, Mezzanine Term Loan, 17.25% (14.0% PIK 3.25% cash), 11/3/13	$9,557
1,234,962		B	+/B1	Harvard Drug Group, LLC Term Loan, 5.0%, 8/16/20	1,239,593
1,466,552		B/B2		Par Pharmaceutical, Inc., Term B-2 Loan, 4.0%, 9/30/19	1,460,595
1,075,000		B/B3		Patheon, Inc., Term Loan, 4.25%, 3/11/21	1,067,274
1,000,000		B/B1		Pharmedium Healthcare Corp., First Lien Initial Term Loan, 4.25%, 1/28/21	987,500
975,000		BB/Ba1		Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 1/2/20	977,742
852,793		BB/Ba1		Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 3.75%, 12/11/19	851,575
639,595		BB/NR		Valeant Pharmaceuticals International, Inc., Series D-2 Term Loan B, 3.75%, 2/13/19	638,696
					$7,232,532
				Total Pharmaceuticals, Biotechnology & Life Sciences	$8,154,362

				REAL ESTATE - 1.1%
				Diversified Real Estate Activities - 0.1%
493,750		BB/Ba1		CBRE Services, Inc., Tranche B Term Loan, 2.906%, 3/28/21	$492,310
				Real Estate Services - 1.0%
1,625,960		NR/B1		Altisource Solutions, S.a.r.l, Term Loan B, 5.75%, 12/9/20	$1,569,051
1,498,377		B/B1		GCA Services Group, Inc., First Lien Term Loan, 4.25%, 11/1/19	1,495,568
					$3,064,619
				Total Real Estate	$3,556,929

				RETAILING - 2.3%
				Apparel Retail - 0.4%
1,250,000		BB-/Ba2		Men's Wearhouse, Inc., The Term Loan B, 4.5%, 6/18/21	$1,258,391
				Automotive Retail - 0.6%
987,500		B	+/B2	Camping World Group LLC, Term Loan, 5.75%, 2/20/20	$994,289
985,000		BB/Ba1		Hertz Corp., Tranche B-1 Term Loan, 3.75%, 3/11/18	981,922
					$1,976,211
				Computer & Electronics Retail - 0.5%
199,500		BB+/Ba1		Rent-A-Center, Inc., 2014 Term Loan, 3.75%, 3/19/21	$198,503
1,752,822		B/B2		Targus Group International, Inc., Term Loan, 12.0%, 5/24/16	1,481,134
					$1,679,637
				Distributors - 0.5%
1,649,996		B	+/B2	Spin Holdco, Inc., Initial First Lien Term Loan, 4.25%, 11/14/19	$1,640,715
				Home Improvement Retail - 0.3%
740,625		B/B2		Apex Tool Group LLC, Term Loan, 4.5%, 1/31/20	$729,145
				Total Retailing	$7,284,099

				SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.7%
				Semiconductor Equipment - 0.9%
1,831,196		BB-/B1		Aeroflex, Inc., Tranche B-1 Term Loan, 4.5%, 11/9/19	$1,837,666

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Semiconductor Equipment
890,000	BB+/Ba3		Entegris, Inc., Tranche B Term Loan, 3.5%, 4/30/21	883,696
				$2,721,362
			Semiconductors - 0.8%
1,778,169	B	+/B1	M/A-COM Technology Solutions Holdings, Inc., Initial Term Loan, 4.5%, 5/7/21	$1,789,282
929,329	BB+/Ba2		Microsemi Corp., Term Loan, 3.25%, 2/19/20	923,753
				$2,713,035
			Total Semiconductors & Semiconductor Equipment	$5,434,397

			SOFTWARE & SERVICES - 9.2%
			Application Software - 4.0%
1,032,841	B	+/B1	Applied Systems, Inc., First Lien Term Loan, 4.25%, 1/25/21	$1,032,324
992,500	BB-/B1		Epiq Systems, Inc., Term Loan, 4.25%, 8/27/20	994,981
3,246,748	B-/B1		Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18	3,251,618
1,058,529	B+/Ba3		Infor (U.S.), Inc., Tranche B-5 Term Loan, 3.75%, 6/3/20	1,050,590
1,530,557	BB+/NR		Nuance Communications, Inc., Term Loan C, 2.91%, 8/7/19	1,508,938
975,000	B	+/B2	Serena Software, Inc., Term Loan, 7.5%, 4/14/20	985,156
1,036,935	BB-/B1		Verint Systems, Inc., Tranche B Incremental Term Loan, 3.5%, 9/6/19	1,035,898
1,000,000	CCC+/Caa1		Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17	1,013,333
1,845,991	B	+/B1	Vertafore, Inc., Term Loan, 4.25%, 10/3/19	1,847,145
				$12,719,983
			Data Processing & Outsourced Services - 0.6%
1,000,000	BB-/B1		First Data Corp., 2018 B Second New Term Loan, 3.655%, 9/24/18	$989,792
802,493	BB-/B3		First Data Corp., 2018 Dollar Term Loan, 3.655%, 3/23/18	795,136
60,879	BB-/B1		First Data Corp., 2021 New Dollar Term Loan, 4.155%, 3/24/21	60,860
				$1,845,788
			Internet Software & Services - 0.4%
238,505	B-/Ba2		DealerTrack Technologies, Inc., Term Loan, 3.5%, 2/28/21	$238,021
711,538	B-/Ba2		Vocus Valor Companies, Inc., First Lien Initial Term Loan, 6.0%, 5/30/21	710,057
498,729	B/B1		Zayo Group LLC (Zayo Capital, Inc.) Term Loan, 4.0%, 7/2/19	497,521
				$1,445,599
			IT Consulting & Other Services - 3.4%
1,641,341	BBB-/Baa3		Booz Allen Hamilton, Inc., Initial Tranche B Term Loan, 3.75%, 7/31/19	$1,645,103
1,429,240	B/B1		Deltek, Inc., First Lien Term Loan, 4.5%, 10/10/18	1,428,704
3,500,000	B/B3		Evergreen Skills Lux S.a r.l., First Lien Initial Term Loan, 4.5%, 4/28/21	3,460,625
491,174	B-/B1		Kronos, Inc., First Lien Incremental Term Loan, 4.5%, 10/30/19	492,632
745,133	B	+/B1	Safenet, Inc., First Lien Term Loan, 5.5%, 3/5/20	746,995
1,550,000	B/B2		Sterling Infosystems, Inc., Term Loan B, 5.5%, 5/13/21	1,554,844
1,687,991	BB/Ba3		SunGuard Data Systems, Inc., Tranche C Term Loan, 3.907%, 2/28/17	1,690,101
				$11,019,004
			Systems Software - 0.8%
1,275,000	B	+/B2	MSC.Software Corp., Term Loan, 5.0%, 5/29/20	$1,275,000

Principal Amount USD ($)	S&P/Moody's Ratings			Value

			Systems Software
1,270,465	BB-/Ba3		Rovi Solutions Corp., Term B Loan, 3.75%, 7/2/21	1,265,171
				$2,540,171
			Total Software & Services	$29,570,545

			TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
			Communications Equipment - 0.2%
693,263	B/B2		Audio Visual Services Group, Inc., First Lien Term Loan, 4.5%, 1/25/21	$694,129
			Electronic Components - 0.9%
1,287,075	B	+/B2	Generac Power Systems, Inc., Term Loan, 3.25%, 5/29/20	$1,278,629
1,578,455	B/B2		Scitor Corp., Term Loan, 5.0%, 2/15/17	1,565,618
				$2,844,247
			Electronic Equipment & Instruments - 0.3%
977,293	B+/Ba3		Sensus USA, Inc., Term Loan, 4.5%, 5/9/17	$976,682
			Electronic Manufacturing Services - 0.6%
1,940,000	NR/B2		4L Technologies, Inc. (fka Clover Holdings, Inc.), Term Loan, 5.5%, 5/8/20	$1,949,700
			Total Technology Hardware & Equipment	$6,464,758

			TELECOMMUNICATION SERVICES - 2.7%
			Integrated Telecommunication Services - 1.7%
1,862,182	B/B2		Securus Technologies Holdings, Inc., Initial First Lien Term Loan, 4.75%, 4/30/20	$1,864,975
861,300	BB+/Baa3		TW Telecom Holdings, Inc., (fka Time Warner Telecom Holdings, Inc.), Term Loan B Loan, 2.66%, 4/17/20	860,493
1,406,212	BB+/Ba2		West Corp., Term B-10 Loan, 3.25%, 6/30/18	1,393,029
1,231,250	BB+/Baa3		Windstream Corp., Tranche B-4 Term Loan, 3.5%, 1/23/20	1,228,557
				$5,347,054
			Wireless Telecommunication Services - 1.0%
1,438,416	BBB-/Ba2		Crown Castle Operating Co., Extended Incremental Tranche B-2 Term Loan, 3.0%, 1/31/21	$1,432,573
1,895,657	BB-/B1		Syniverse Holdings, Inc., Initial Term Loan, 4.0%, 4/23/19	1,880,848
				$3,313,421
			Total Telecommunication Services	$8,660,475

			TRANSPORTATION - 5.7%
			Air Freight & Logistics - 1.3%
1,488,998	B/B2		Air Medical Group Holdings, Inc., Term Loan B-1, 5.0%, 6/30/18	$1,498,304
1,743,539	BB+/Ba1		Dematic Corp., New Incremental Term Loan, 4.25%, 12/28/19	1,741,359
1,054,350	B-/B2		Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/19	1,058,634
				$4,298,297
			Airlines - 2.9%
2,970,000	NR/NR		American Airlines, Inc., Class B Term Loan, 3.75%, 6/27/19	$2,953,294
246,875	BB-/Ba2		Continental Airlines, Inc., (United Air Lines, Inc.), Class B Term Loan, 3.5%, 4/1/19	244,808
1,477,500	B	+/B2	Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18	1,465,099
1,309,500	BB/Ba1		Delta Air Lines, Inc., Term Loan, 3.25%, 4/20/17	1,306,056
1,280,813	BB-/Ba2		U.S. Airways, Inc., Tranche B-1 Term Loan, 3.5%, 5/23/19	1,271,046
2,134,688	B	+/B1	U.S. Airways, Inc., Tranche B-2 Term Loan, 3.0%, 11/23/16	2,132,553
				$9,372,856
			Leisure Products - 0.2%
452,156	B/B1		Marine Acquisition Corp., Term Loan, 5.25%, 1/30/21	$453,663

	Principal Amount USD ($)		S&P/Moody's Ratings			Value

					Marine - 0.3%
	987,500		CCC/B3		Commercial Barge Line Co., Initial First Lien Term Loan, 7.5%, 9/22/19	$994,906
					Trucking - 1.0%
	1,000,000		B	+/B1	Aegis Toxicology Sciences Corp., Initial First Lien Term Loan, 5.5%, 2/24/21	$1,010,000
	807,414		BB-/Ba2		Swift Transportation Co., LLC, Tranche B-2 Term Loan, 3.75%, 6/9/21	808,424
	796,000		B/Ba3		Syncreon Global Finance, Inc., Term Loan, 5.25%, 10/28/20	792,020
	646,750		CCC+/Ba3		YRC Worldwide Inc., Initial Term Loan, 8.0%, 2/13/19	656,451
						$3,266,895
					Total Transportation	$18,386,617

					UTILITIES - 4.0%
					Electric Utilities - 1.3%
	700,000		BB/Ba3		Bayonne Energy Center LLC, (Bayonne Energy Center Urban Renewal LLC) Term B Advance, 3.5%, 8/19/21	$703,938
	2,227,500		BB/Ba3		Calpine Construction Finance Company, LP, Term B-1 Loan, 3.0%, 5/3/20	2,186,663
	1,158,789		BB-/Ba3		Star West Generation LLC, Term B Advance, 4.25%, 3/13/20	1,162,893
						$4,053,494
					Independent Power Producers & Energy Traders - 2.0%
	1,668,938		BB-/B1		Calpine Corp., Term Loan, 4.0%, 4/1/18	$1,670,815
	491,250		BB-/B1		Calpine Corp., Term Loan, 4.0%, 10/9/19	491,281
	1,066,154		BB-/B1		Dynegy, Inc., Tranche B-2 Term Loan, 4.0%, 4/23/20	1,066,154
	1,229,388		BB+/Baa3		NRG Energy, Inc., 2013 Term Loan, 2.75%, 7/1/18	1,221,045
	2,000,000		BB/Ba3		TerraForm Power Operating LLC, Closing Date Term Loan, 4.75%, 7/23/19	2,011,250
						$6,460,545
					Water Utilities - 0.7%
	1,488,750		B	+/B3	Synagro Technologies, Term Loan, 6.25%, 8/22/20	$1,466,419
	862,334		B+/NR		WTG Holdings III Corp., First Lien Term Loan, 4.75%, 1/15/21	862,873
						$2,329,292
					Total Utilities	$12,843,331

					TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
					(Cost $461,141,443)	$452,417,641

					COLLATERALIZED LOAN OBLIGATIONS - 2.7% of Net Assets

					BANKS - 2.7%
					Diversified Banks - 0.9%
	1,000,000	(a)(b)(c)	BB+/Ba1		Primus, Ltd., Series 2007-2A, Class D, 2.634%, 7/15/21 (144A)	$933,014
	1,000,000	(b)(c)	B+/Baa3		Rampart, Ltd., Series 2006-1A, Class D, 3.784%, 4/18/21 (144A)	967,818
	951,289	(b)(c)	CCC+/Ba3		Stanfield McLaren, Ltd., Series 2007-1A, Class B2L, 4.738%, 2/27/21 (144A)	904,637
						$2,805,469
					Thrifts & Mortgage Finance - 1.8%
	1,000,000	(a)(c)	BB+/Ba2		ACA, Ltd., Series 2007-1A, Class D, 2.584%, 6/15/22 (144A)	$947,463
	1,000,000	(a)(c)	BBB/Baa3		Goldman Sachs Asset Management Plc, Series 2007-1A, Class D, 2.99%, 8/1/22 (144A)	975,307
	1,000,000	(a)(c)	BBB+/Baa1		Gulf Stream - Sextant, Ltd., Series 2007-1A, Class D, 2.632%, 6/17/21 (144A)	952,103
AED	1,000,000	(a)(c)	BB+/Ba2		Landmark CDO, Ltd., Series 2007-9A, Class E, 3.734%, 4/15/21 (144A)	951,970

	Principal Amount USD ($)		S&P/Moody's Ratings			Value

					Thrifts & Mortgage Finance
	2,000,000	(a)(c)	BBB/Baa3		Stone Tower, Ltd., Series 2007-6A, Class C, 1.583%, 4/17/21 (144A)	1,857,816
						$5,684,659
					Total Banks	$8,490,128

					TOTAL COLLATERALIZED LOAN OBLIGATIONS
					(Cost $7,538,293)	$8,490,128

					CORPORATE BONDS & NOTES - 1.1% of Net Assets

					DIVERSIFIED FINANCIALS - 0.1%
					Other Diversified Financial Services - 0.1%
	500,000	(a)	BBB-/NR		Vita Capital V, Ltd., 2.726%, 1/15/17 (144A)	$513,500

					Total Diversified Financials	$513,500

					ENERGY - 0.1%
					Oil & Gas Drilling - 0.1%
	250,000		B-/B3		Offshore Group Investment, Ltd., 7.5%, 11/1/19	$255,625

					Total Energy	$255,625

					HEALTH CARE EQUIPMENT & SERVICES - 0.3%
					Health Care Equipment & Services - 0.3%
	903,000		B	+/B2	Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$978,626

					Total Health Care Equipment & Services	$978,626

					INSURANCE - 0.6%
					Reinsurance - 0.6%
	250,000	(a)	BB-/NR		Atlas Reinsurance VII, Ltd., 8.105%, 1/7/16 (144A)	$258,775
	500,000	(a)	NR/Baa1		Combine Re, Ltd., 4.52%, 1/7/15 (144A)	504,500
	250,000	(a)	BB/NR		East Lane Re V, Ltd., 9.02%, 3/16/16 (144A)	266,900
	250,000	(a)	BB/NR		Mystic Re, Ltd., 9.02%, 3/12/15 (144A)	255,750
	250,000	(a)	B+/NR		Mythen Re, Ltd. Series 2012-2 Class A, 8.526%, 1/5/17 (144A)	267,100
	250,000	(a)	B/NR		Queen Street VII Re, Ltd., 8.62%, 4/8/16 (144A)	257,900
					Total Insurance	$1,810,925

					TOTAL CORPORATE BONDS & NOTES
					(Cost $3,403,000)	$3,558,676

	Shares					Value

					COMMON STOCKS - 0.4% of Net Assets

					INDUSTRIALS - 0.0%†
					Diversified Support Services - 0.0%†
	31	(f)			IAP Worldwide Services, Inc.	$26,768

					Total Industrials	$26,768

					MEDIA - 0.1%
					Publishing - 0.1%
	14,548	(f)			Cengage Learning Acquisitions, Inc	$461,899

					Total Media	$461,899

					PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†
					Biotechnology - 0.0%†
	2,454	(f)			Progenics Pharmaceuticals, Inc.	$13,522

					Total Pharmaceuticals, Biotechnology & Life Sciences	$13,522

					TRANSPORTATION - 0.3%
					Air Freight & Logistics - 0.3%
–	710	(c)(f)			CEVA Holdings LLC	$851,748
					Total Transportation	$851,748

					UTILITIES - 0.0%†

	Shares					Value
					Independent Power Producers & Energy Traders - 0.0%†
	775				NRG Energy, Inc.	$23,855

					Total Utilities	$23,855

					TOTAL COMMON STOCKS
					(Cost $1,298,131)	$1,377,792

					LIQUIDATING TRUSTS - 0.0%† of Net Assets

					CONSUMER SERVICES - 0.0%†
					Hotels, Resorts & Cruise Lines - 0.0%†
	3,377,886	(f)(g)(h)			Yellowstone Mountain Club LLC, Liquidating Trust	$–

					Total Consumer Services	$–

					ENERGY - 0.0%†
					Oil & Gas Exploration & Production - 0.0%†
	4,995,000	(f)(g)(h)			Crusader Energy Group, Inc., Liquidating Trust	$–

					Total Energy	$–

					TOTAL LIQUIDATING TRUSTS
					(Cost $0)	$–

	Principal Amount USD ($)		S&P/Moody's Ratings			Value

					ASSET BACKED SECURITIES - 0.0%† of Net Assets

					CONSUMER SERVICES - 0.0%†
					Hotels, Resorts & Cruise Lines - 0.0%†
	98,923		BB/NR		Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)	$102,076

					Total Consumer Services	$102,076

					TOTAL ASSET BACKED SECURITIES
					(Cost $98,923)	$102,076

					CLAIMS - 0.0% of Net Assets

					TRANSPORTATION - 0.0%
					Airlines - 0.0%
	1,200,000	(h)(i)	NR/NR		Northwest Airlines, Inc., ALPA Claim-Escrow, 0.0%	$–
	2,500,000	(h)(i)	NR/NR		Northwest Airlines, Inc., Bell Atlantic Claim-Escrow, 0.0%	–
	2,500,000	(h)(i)	NR/NR		Northwest Airlines, Inc., EDC Claim-Escrow, 0.0%	–
	2,130,600	(h)(i)	NR/NR		Northwest Airlines, Inc., Flight Attendant Claim-Escrow, 0.0%	–
	1,500,000	(h)(i)	NR/NR		Northwest Airlines, Inc., GE Claim-Escrow, 0.0%	–
	1,264,500	(h)(i)	NR/NR		Northwest Airlines, Inc., IAM Claim-Escrow, 0.0%	–
	1,404,900	(h)(i)	NR/NR		Northwest Airlines, Inc., Retiree Claim-Escrow, 0.0%	–
					Total Transportation	$–

					TOTAL CLAIMS
					(Cost $0)	$–

	Principal Amount USD ($)					Value

					TEMPORARY CASH INVESTMENTS - 3.2% - of Net Assets
					REPURCHASE AGREEMENTS: 1.6%
	3,795,000				TD Securities, Inc., 0.05%, dated 9/2/14, repurchase price of $3,795,000 plus accrued interest on 9/2/14 collateralized by $3,870,905 U.S. Treasury Bill, 0.0%, 11/28/14.	$3,795,000
	1,290,000				Bank of Nova Scotia, 0.06%, dated 9/2/14, repurchase price of $1,290,000 plus accrued interest on 9/2/14 collateralized by the following: $1,130,588 Federal National Mortgage Association, 3.50-4.50%, 12/1/40-12/1/43, $185,222 Freddie Mac Giant, 3.50%, 10/1/26 - 11/1/42.	1,290,000
					Total Repurchase Agreements	$5,085,000
					COMMERCIAL PAPER: 1.2%
	1,205,000				Ford Motor Credit Co., LLC, .2%, 9/3/14	$1,204,987
	1,205,000				Prudential Funding LLC, .06%, 9/2/14	1,204,998
	495,000				Bank of Tokyo-Mitsubishi UFJ Ltd., .1%, 9/2/14	494,999
	495,000				Nissan North America Inc., .23%, 9/24/14	494,927
	480,000				Philip Morris International Inc., .09%, 9/3/14	479,997
					Total Commercial Paper	3,879,908
					CERTIFICATES OF DEPOSIT: 0.4%
	1,100,000				Bank of Tokyo-Mitsubishi UFJ Ltd., .1%, 9/3/14	$1,099,989
					TOTAL TEMPORARY CASH INVESTMENTS
					(Cost $10,064,908)	10,064,897
					TOTAL INVESTMENTS IN SECURITIES - 148.4%
					(Cost - $483,544,698) (j)	476,011,210
					OTHER ASSETS AND LIABILITIES -(48.4)%	$(155,231,039)
					NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -100.0%	$320,780,171

† Amount rounds less than 0.1%
NR	Security not rated by S&P or Moody's.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2014, the value of these securities amounted to $11,895,255, or 3.7% of total net assets applicable to common shareowners.

*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The interest rate shown is the rate accruing at August 31, 2014.

(a)	Floating rate note. The rate shown is the coupon rate at August 31, 2014.
(b)	Security is in default and is non income producing.
(c)
Indicates a security that has been deemed as illiquid.  As of August 31, 2014 the aggregate cost of illiquid securities in the Trust's portfolio was $15,353,917.  As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $10,936,228 represented 3.4% of total net assets applicable to common shareowners.

(d)	The company and agent bank are in the process of negotiating forbearance.
(e)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Non-income producing.
(g)	Security represents a liquidating trust which is a vehicle which through future settlements of bankruptcy claims are dispersed to creditors.
(h)	Security is valued using fair value methods (other than prices supplied by independent pricing services).
(i)	Security represents a claim which is subject to bankruptcy court findings which may result in an exchange of money, assets or equity.

(j)	At August 31, 2014, the net unrealized depreciation on investments based on cost for federal tax purposes of $483,213,989 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 4,616,024
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,818,803)

	Net unrealized depreciation	$ (7,202,779)

For financial reporting purposes net unrealized depreciation on investments was $(7,533,488) and cost of investments aggregated $483,544,698.

Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services or broker dealers) as Level 3.

The following is a summary of the inputs used as of August 31, 2014, in valuing the Trust's investments.

	Level 1	Level 2	Level 3		Total

Senior Secured Floating Rate Loan Interests	–	452,417,641	–		452,417,641

Collateralized Loan Obligations

Banks
Diversified Banks	–	–	2,805,469		2,805,469
Thrifts & Mortgage Finance	–	951,970	4,732,689		5,684,659
All Other Collateralized Loan Obligations	–	–	–		–

Corporate Bonds & Notes	–	3,558,676	–		3,558,676

Common Stocks

Industrials
Diversified Support Services	–	26,768	–		26,768
Media
Publishing	–	461,899	–		461,899
Transportation
Air Freight & Logistics	–	851,748	–		851,748
All Other Common Stocks	37,377	–	–		37,377

Asset Backed Security	–	102,076	–		102,076

Liquidating Trusts

Consumer Services
Hotels, Resorts & Cruise Lines	–	–	–	*	–	*
Energy
Oil & Gas Exploration & Production	–	–	–	*	–	*

Claims

Transportation
Airlines	–	–	–	*	–	*
Temporary Cash Investments	–	10,064,897	–		10,064,897
Total Investments in Securities	$37,377	$468,435,675	$7,538,158		$476,011,210
Other Financial Instruments
Forward Foreign Currency Contracts	$–	$11,082	$–		$11,082
Total Other Financial Instruments	$–	$11,082	$–		$11,082

* Security is valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Balance as of 11/30/13		Realized gain (loss)	Change in Unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in to Level 3*	Transfers out of Level 3*	Balance as of 8/31/14

Collateralized Loan Obligations
Banks
Diversified Banks	$2,727,554		$–	$(24,907)	$–	$–	$102,822	$–	$–	$2,805,469
Thrifts & Mortgage Finance	5,625,880		–	(84,426)	–	–	135,055	–	(943,820)	4,732,689

Claims
Transportation
Airlines	–	**	–	–	–	–	–	–	–	–	**

Corporate Bonds & Notes
Health Care Equipment & Services
Health Care Supplies	8,109		(5,520,701)	6,450,905	–	(942,902)	4,589	–	–	–

Claims
Energy
Oil & Gas Exploration & Production	–	**	–	–	–	–	–	–	–	–	**

Consumer Services
Hotels, Resorts & Cruise Lines	–	**	–	–	–	–	–	–	–	–	**

Total	$8,361,543		$(5,520,701)	$6,341,572	$–	$(942,902)	$242,466	$–	$(943,820)	$7,538,158

* Transfers are calculated on the beginning of period value. During the nine months ended August 31, 2014, there were no transfers between Levels 1 and 2.
** Includes securities that are fair valued at $0.
Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at 8/31/14: $(75,435).

As of August 31, 2014, outstanding forward foreign currency contracts were as follows:
Net
	Contracts	In			Net
	to Receive/	Exchange	Settlement		Unrealized
Currency	(Deliver)	for US$	Date	US$ Value	Appreciation
GBP	(388,695)	$ (655,047)	09/08/14	$ (643,965)	$ 11,082
Total					$ 11,082

As of August 31, 2014, the Trust had unfunded loan commitments amounting to $1,208,267 (excluding unrealized depreciation on these commitments of $(748) as of August 31, 2014) which could be extended at the option of the borrower, pursuant to the following loan agreements:
Unrealized
Appreciation
Borrower	Par	Cost	Value	(Depreciation)
Advantage Sales & Marketing, Inc., Delayed Draw Term Loan	$ 40,159	$ 40,059	$ 39,855	$ (204)
Allied Security Holdings LLC, Delayed Draw Term Loan	$ 410,959	$ 414,041	$ 409,075	$ (4,966)
GTCR Valor Companies, Inc., Delayed Draw Term Loan	$ 538,462	$ 533,077	$ 537,339	$ 4,262
W.R. Grace & Co., Delayed Draw Term Loan	$ 218,687	$ 218,140	$ 218,300	$ 160

Total				$ (748)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date October 30, 2014

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date October 30, 2014

* Print the name and title of each signing officer under his or her signature.